33-14905

   Filed with the Securities and Exchange Commission
                    March 28, 1996

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
  ACT OF 1933                                [ ]
Pre-Effective Amendment No.                  [ ]
Post-Effective Amendment No.    25           [x]

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY ACT OF 1940                        [ ]
Amendment No.   28                           [x]

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

[x]  Immediately upon filing pursuant to paragraph (b)
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to Paragraph (a)
[ ]  On    (date)    pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On    (date)    pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities in accordance with Rule 24 under the Securities Act of 1933, and filed a Rule 24f-2 Notice for its most recent fiscal year on November 29, 1995.





              THORNBURG INVESTMENT TRUST

(i)    Thornburg Limited Term U.S. Government Fund
(ii)   Thornburg Intermediate Municipal Fund
(iii)  Thornburg New Mexico Intermediate Municipal Fund
(iv)   Thornburg Texas Intermediate Municipal Fund
(v)    Thornburg Limited Term Income Fund
(vi)   Thornburg Alabama Intermediate Municipal Fund
(vii)  Thornburg Arizona Intermediate Municipal Fund
(viii) Thornburg Pennsylvania Intermediate Municipal Fund
(ix)   Thornburg Florida Intermediate Municipal Fund
(x)    Thornburg Tennessee Intermediate Municipal Fund
(xi)   Thornburg Utah Intermediate Municipal Fund
(xii)  Thornburg Value Fund

                            CONTENTS

Facing Sheet
Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund;
                          Thornburg Limited Term Income Fund)

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Cross Reference Sheets   (Thornburg Value Fund)

Prospectus               (Thornburg Limited Term U.S. Government
                          Fund;
                          Thornburg Limited Term Income Fund)

Prospectus               (Thornburg Intermediate Municipal Fund;
                          Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Prospectus               (Thornburg Value Fund)

Statement of Additional  (Thornburg Limited Term U.S. Government
Information               Fund;
                          Thornburg Limited Term Income Fund)

Statement of Additional  (Thornburg Intermediate Municipal Fund;
Information               Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Statement of Additional  (Thornburg Value Fund)
Information

Part C

Signature Page

Exhibits














                   THORNBURG INVESTMENT TRUST
                      CROSS REFERENCE SHEET
             ("Thornburg Limited Term Income Funds")
           Thornburg Limited Term U.S. Government Fund
               Thornburg Limited Term Income Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . EXPENSE INFORMATION
2 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS
4 (a)(i)  . . . . . . . . . . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c). . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
       5  . . . . . . . . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . . . . . . . . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
                                                                Outside Cover
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . . . . . . . . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . . . . . . . . . . . . Organization of the Funds
                                                    Organization of the Funds
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . . . . . . . . . . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable














Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . . . . . . . . . . . . .INVESTMENT LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . . . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .MANAGEMENT
   (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                                                   MANAGEMENT
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                               SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . . .Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17  . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . . . . . . . . . . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                                            YIELD COMPUTATION
23  . . . . . . . . . . . . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

























              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEET
      ("Thornburg Intermediate Municipal Funds")
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
      Thornburg Texas Intermediate Municipal Fund
     Thornburg Alabama Intermediate Municipal Fund
     Thornburg Arizona Intermediate Municipal Fund
  Thornburg Pennsylvania Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg Tennessee Intermediate Municipal Fund
      Thornburg Utah Intermediate Municipal Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . . . . . . . . . .  FINANCIAL HIGHLIGHTS
4 (a)(i). . . . . . . . . . . . . . . . . . .Special Considerations Affecting
                                                          Single-State Funds;
                                                    Organization of the Funds
                                                    Organization of the Funds
  (a)(ii), (b) & (c). . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . . . . . . . . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
                                                                Outside Cover
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . . . . . . . . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . . . . . . . . . . . . Organization of the Funds
                                                    Organization of the Funds
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . . . . . . . . . . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable




Part B                                    Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                                           Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)                                       INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                                                   MANAGEMENT
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
 . . . . . . . . . . . . . . . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . . . . . . . . . . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                                            YIELD COMPUTATION
23  . . . . . . . . . . . . . . . . . . . . . . . . Incorporated by reference
























              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEET
                 Thornburg Value Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
      (ii)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
                                                         The Fund at a Glance
                                             INVESTMENT PRINCIPLES AND RISKS;
                                         SECURITIES AND INVESTMENT PRACTICES;
                             FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
   (b). . . . . . . . . . . . . . . . . . . .INVESTMENT PRINCIPLES AND RISKS;
                                          SECURITIES AND INVESTMENT PRACTICES
5 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
  (b), (c). . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
                                                               Management Fee
5 A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
  (f), (g). . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (h) . . . . . . . . . . . . . . . . . . . . . . . . . .  BUYING FUND SHARES
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
  (b), (c), (d) . . . . . . . . . . . . . . . . . . . . .  BUYING FUND SHARES
  (e), (f). . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . .BUYING FUND SHARES
                                                              Class B Shares;
                                                          SELLING FUND SHARES
8 (a), (b), (c) . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . TRANSACTION DETAILS
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable













Part B              Statement of Additional Information

10. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
13
  (a) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (b) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
   (c). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
  (d)                                                  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
                                               SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . .  Prospectus; CONVERSION OF CLASS B SHARES
19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Prospectus;
                               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
20  . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . PERFORMANCE
       23 . . . . . . . . . . . . . . . . .  Filed Herewith as an Addition to
                                     Statement of Additional Information
























                        THORNBURG INVESTMENT TRUST

PART A to Registration Statement is incorporated by reference to

     (1) Prospectus for Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, dated February 1, 1996, which was filed with the Securities and Exchange Commission on February 6, 1996 in accordance with Rule 497(c).

     (2) Prospectus for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, dated February 1, 1996, which was filed with the Securities and Exchange Commission on February 6, 1996 in accordance with Rule 497(c).

     (3) Prospectus for Thornburg Value Fund, dated October 23, 1995, which was filed with the Securities and Exchange Commission on October 27, 1995 in accordance with Rule 497(c).

PART B to Registration Statement is incorporated by reference to

     (1) Statement of Additional Information for Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, dated February 1, 1996, which was filed with the Securities and Exchange Commission on February 6, 1996 in accordance with Rule 497(c).

     (2) Statement of Additional Information for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, dated
          February 1, 1996, which was filed with the Securities and Exchange Commission on February 6, 1996 in accordance with Rule 497(c).

     (3) Statement of Additional Information for Thornburg Value Fund, dated October 1, 1995, which was filed with the Securities and Exchange Commission on October 2, 1995 in accordance with Rule 497(c).

Filed with this post-effective amendment no. 25, as an addition to the Statement of Additional Information for Thornburg Value Fund, dated October 1, 1995, are the Thornburg Value Fund unaudited Statement of Assets and Liabilities including Schedule of Investments as of January 31, 1996, unaudited Statement of Operations for the Period from October 2, 1995 to January 31, 1996, unaudited Statements of Changes in Net Assets for the period from October 2, 1995 to January 31, 1996, Notes to Financial Statements and Financial Highlights.













STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------
Thornburg Value Fund
January 31, 1996
(unaudited)

ASSETS

Investments, at value (cost $9,431,164)                     $9,770,827
Receivable for fund shares sold                                144,174
Dividend receivable                                             38,335
Prepaid expenses and other assets                               54,812
                                                            ----------
     TOTAL ASSETS                                          $10,008,148
                                                           ===========
LIABILITIES

Payable for securities purchased                               295,000
Accounts payable and accrued expenses                           22,293
Accounts payable investment adviser (Note 3)                    21,074
                                                               -------
     TOTAL LIABILITIES                                         338,367
                                                               -------
NET ASSETS                                                  $9,669,781
                                                            ==========
NET ASSETS CONSIST OF:
     Undistributed net investment income                       $19,230
     Net unrealized appreciation                               339,663
     Accumulated net realized loss                             (37,398)
     Net capital paid in on shares of beneficial interest    9,348,286
                                                             ---------
NET ASSET VALUE                                             $9,669,781
                                                            ==========
Class A Shares:
Net asset value and redemption price per share
($8,954,559 applicable to 734,660 shares of beneficial
interest outstanding - Note 4)                                  $12.19

Maximum sales charge, 4.50% of offering
price (4.68% of net asset value per share)                         .57
          Maximum Offering Price Per Share                      $12.76
                                                                ======
Class C Shares:
Net asset value and offering price per share *
($715,222 applicable to 58,750 shares of beneficial
interest outstanding - Note 4)                                  $12.17
                                                                ======
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   See notes to financial statements.






STATEMENT OF OPERATIONS
----------------------------------------------------------------------------
Thornburg Value Fund
Period from October 2, 1995 (commencement of operations) to January 31, 1996 (unaudited)

INVESTMENT INCOME
Dividend income                                                $71,059
Interest income                                                 12,847
                                                               -------
     TOTAL INCOME                                              $83,906

EXPENSES
Investment advisory fees (Note 3)                               21,074
Distribution and service fees (Note 3)
   Class A Shares                                                4,920
   Class C Shares                                                1,394
Registration & filing fees                                      13,009
Custodian fees                                                  11,380
Transfer agent fees                                             10,291
Professional fees                                                3,072
Other expenses                                                   1,566
                                                                ------
     TOTAL EXPENSES                                            $66,706
Less:
 Investment advisory fees deferred by
      investment adviser  (Note 3)                             (21,074)
 Expenses assumed by investment adviser (Note 3)               (11,928)
                                                               --------
     NET EXPENSES                                               33,704
                                                                ======
NET INVESTMENT INCOME                                          $50,202
                                                               =======

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 5
Net realized loss on investments sold                          (37,398)
Increase in unrealized appreciation of investments             339,663
                                                               -------
     NET REALIZED AND UNREALIZED
         GAIN ON INVESTMENTS                                   302,265
                                                               -------
     NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                                      $352,467
                                                              ========
See notes to financial statements.











STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

Thornburg Value Fund
(unaudited)
                                      Period from October 2, 1995 (a)
                                            to January 31, 1996
                                      -------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                             $50,202
Net realized (loss) on investments sold           (37,398)
Increase in unrealized
   appreciation of investments                    339,663
                                                  -------
     NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                   352,467

DIVIDENDS TO SHAREHOLDERS:
From net investment income
 Class A Shares                                   (28,925)
 Class C Shares                                    (2,047)


FUND SHARE TRANSACTIONS - (Note 4)
 Class A Shares                                 8,659,839
 Class C Shares                                   688,209
                                                ---------
NET INCREASE (DECREASE) IN NET ASSETS           9,669,543

NET ASSETS:
     Beginning of period                              238
                                               ----------
     End of period                             $9,669,781
                                               ==========
See notes to financial statements.

(a)  Commencement of operations.

















NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------
Thornburg Value Fund
Note 1 - ORGANIZATION

Thornburg Value Fund (the "Fund"), is a series of Thornburg Investment Trust. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Fund: Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Florida Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes.

The Fund offers two classes of shares of beneficial interest, Class A and Class C shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses.
Currently, class specific expenses of the Fund are limited to distribution fees and certain custody and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

VALUATION OF SECURITIES: In determining net asset value, investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices.

FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: The Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

DIVIDENDS: Dividends are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed annually.

GENERAL: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") provides investment management and advisory services for which fees are computed at the rate of one percent per annum of the average daily net assets of the Fund. The advisory agreement provides for a sliding scale fee that declines from 1% to 8/10 of 1% when the Fund's average net assets exceed $500 million. The investment advisory agreement provides that if, with respect to any fiscal year of the Fund, its total operating expenses (including investment advisory fees, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the most restrictive of the expense limitations imposed by state securities commissions of the states in which the Fund currently has registered its securities for sale, the investment advisory fees for that fiscal year will be reduced or the Adviser will assume certain Fund expenses by the amount of such excess. For the period ended January 31, 1996, the Adviser voluntarily deferred a portion of its advisory fee amounting to $21,074 and assumed certain operating expenses amounting to $11,928.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the period ended January 31, 1996, the Distributor earned commissions aggregating $9,821 from the sale of Class A shares, and collected no contingent deferred sales charges from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount of .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Portfolio also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable to the Portfolio's Class C shares, under which the Portfolio can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans for the period ended January 31, 1996 are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and the Distributor. The compensation of unaffiliated directors of the Fund is borne by the Fund.






Note 4 - SHARES OF BENEFICIAL INTEREST:

At January 31, 1996, there were an unlimited number of shares of beneficial interest stock authorized, and capital paid-in aggregated $9,348,286. Transactions in shares of beneficial interest were as follows:

                                            Period from October 2, 1995 (a)
                                                to January 31, 1996
                                            ---------------------------
Class A Shares                                  Shares       Amount
--------------                                  -------    ----------
Shares sold                                     736,605    $8,682,847
   Shares issued to shareholders
   in reinvestment of
   distributions                                  2,388        28,254
Shares repurchased                               (4,333)      (51,262)
                                                --------   -----------
Net Increase                                    734,660    $8,659,839
                                                =======    ==========



Class C Shares
--------------
Shares sold                                      58,607      $686,518
   Shares issued to shareholders
   in reinvestment of
   distributions                                    143         1,691
Shares repurchased                                   -             -
                                                -------      --------
Net Increase                                     58,750      $688,209
                                                =======      ========

(a)  Commencement of operations.

Note 5 - SECURITIES TRANSACTIONS

Purchases and proceeds from maturities or sales of investment securities of the Portfolio, other than short-term securities, aggregated $9,882,195 and $985,318, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At January 31, 1996, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, were $498,210 and $158,547, respectively.

Accumulated net realized losses from security transactions included in net assets at January 31, 1996 aggregated $37,398.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $37,398 for the period available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 2004 -$37,398.












FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------

Thornburg Value Fund

Per share operating performance
(for a share outstanding
throughout the period)

                                             Period from October 2, 1995*
                                                 to January 31, 1996
                                            ----------------------------
Class of Shares:                                    A           C
                                                 -------     -------
Net asset value, beginning of period             $11.94      $11.94
                                                 ------      ------
Income from investment operations:
Net investment income                               .05         .04
Net realized and unrealized
    gain on investments                             .25         .23
                                                   ----        ----
Total from investment operations                    .30         .27
Less dividends from:
    Net investment income                          (.05)       (.04)
                                                   -----       -----
Change in net asset value                           .25         .23
                                                   -----       -----
Net asset value, end of period                    $12.19      $12.17

Total return (a)                                    2.50%       2.25%


Ratios/Supplemental Data
Ratios to average net assets:
    Net investment income                           3.99% (b)   3.87% (b)
    Expenses, after expense reductions              1.55% (b)   2.30% (b)
    Expenses, before expense reductions             2.44% (b)   1.57% (b)

Portfolio turnover rate                            89.25%      89.25%
                                                   ======      ======
Net assets
    at end of period (000)                         $8,955       $715

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.

(b)   Annualized.

 *    Commencement of operations.












SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------
Thornburg Value Fund

January 31, 1996   CUSIPS:  Class A - 885-215-731, Class C - 885-215-715
NASDAQ Symbols:  Class A  - TVAFX

COMMON STOCKS (93.1%) (COST $8,831,187)                SHARES      VALUE
                                                       ------      -----
AUTOS
-----
Ford Motor Company                                     13,000   $385,125
Volvo AB - ADR                                         16,000    300,000

CAPITAL EQUIPMENT
-----------------
Cummins Engine, Inc.                                    4,000    154,500

CHEMICALS
---------
Rhone-Poulenc ADR                                      15,000    360,000

DRUGS
-----
Mylam Laboratories, Inc.                               13,000    247,000

ENERGY
------
Atlantic Richfield Company                              3,500    397,688
Gulf Canada Resources, Ltd.                            60,000    258,750

FINANCIAL SERVICES
------------------
Charter Financial, Inc.                                10,000    117,500
First Colorado Bancorp, Inc.                           20,000    242,500
Glendale Federal Bank FSB                              18,000    301,500

FOODS
-----
Wrigley (JM) Jr. Company                                6,000    357,000

INVESTMENT MANAGEMENT
---------------------
Eaton Vance Corporation                                10,000    320,000
John Nuveen & Company - Class A                        13,000    331,500
Oppenheimer Capital, Ltd.                              15,000    423,750

INSURANCE
---------
Allstate Corporation                                    7,000    305,375
American National Insurance Corporation                 2,000    138,000

PHOTOGRAPHY
-----------
Eastman Kodak Company                                   5,000    366,875

REITS
-----
Highwoods Properties                                   10,000    305,000
Resource Mortgage Capital                              28,000    602,000
Security Capital Industrial Trust                      12,000    214,500
Sun Communities. Inc.                                  10,000    275,000

RETAIL
------
Sears, Roebuck & Company                               10,000    415,000
Wal-Mart Stores, Inc.                                  20,000    407,500

SERVICES
--------
ADT Limited                                            25,000    362,500
Host Marriot Services Corporation                       3,300     21,038
Host Marriot Corporation                               16,500    189,750

STEELS
------
AK Steel Holding Corporation                            3,000    104,250

TECHNOLOGY
----------
EMC Corporation                                        16,000    306,000
Industrial Business Machines, Inc.                      3,000    326,250
Softkey International, Inc.                            20,000    277,500

UTILITIES - ELECTRIC
--------------------
Public Service Company of New Mexico                   20,000    357,500


TOTAL COMMON STOCKS                                           $9,170,851
                                                              ----------

COMMERCIAL PAPER (6.1%) (COST $599,976)                         $599,976
     AS FOLLOWS:

     MERRILL LYNCH, 5.50% DUE 2/1/96                            $449,989
     MERRILL LYNCH, 5.57% DUE 2/2/96                            $149,987
                                                                --------
TOTAL COMMERCIAL PAPER                                          $599,976


TOTAL INVESTMENTS (100%) (COST $9,431,164)                    $9,770,827
                                                              ==========

See notes to financial statements.





















                                  PART C
                             OTHER INFORMATION

Items 23 and 24.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i)   Thornburg Limited Term U.S. Government Fund,
         (ii)  Thornburg Limited Term Income Fund,
         (iii) Thornburg Intermediate Municipal Fund,
         (iv)  Thornburg New Mexico Intermediate Municipal Fund, and
         (v)   Thornburg Florida Intermediate Municipal Fund:

    Reports of Independent Auditors dated October 27, 1995, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1995, Statements of Operations for the year ended September 30, 1995, Statements of Changes in Net Assets for the years ended September 30, 1994 and September 30, 1995, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, previously filed with the Securities and Exchange Commission.

         (vi) Thornburg Value Fund: Unaudited Statement of Assets and Liabilities including Schedule of Investments as of January
31, 1996, unaudited Statement of Operations for the period from October 2, 1995 to January 31, 1996, unaudited Statements of Changes in Net Assets for the period from October 2, 1995 to January 31, 1996, Notes to Financial Statements and
Financial Highlights is filed as a part of Part B of this Registration Statement.

   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)   By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)   Not applicable.

      (4)   Not applicable.

      (5)   Form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (6)   (a)   Form of Distribution Agreement between Registrant
                  and Thornburg Securities Corporation.

            (b)   Form of Agency Agreement.

      (7)   Not applicable.

      (11)  Not applicable.

      (12)  Not applicable.

      (13)  Form of Subscription to Shares by Thornburg Management
            Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October
            28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)  Powers of Attorney from Messrs. Bemis, Smith and
            Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)  Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5)   Revised form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (13)  Form of Subscription to Shares

      (15)  Revised form of Plan and Agreement of Distribution
            Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)  Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1a as filed on December 3, 1994:

      (5) Amendments (5) to Investment Advisory Agreements between Registrant and Thornburg Management Company, Inc. in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund.

      (10)  Consent of White, Koch, Kelly & McCarthy, P.A.

      (11)  Consent of independent auditors.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)   Thornburg Income Trust - Ninth Amendment and
              Supplement to Agreement and Declaration of Trust

      (1.2)   Thornburg Income Trust - Tenth Amendment and
              Supplement to Agreement and Declaration of Trust

      (5)     Investment Advisory Agreement - in respect of
              Thornburg Value Fund

      (14)    Model IRA Plan (Thornburg Value Fund)

      (15.1)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Service Plan - all classes) - Thornburg Value Fund

      (15.2)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Class B Distribution Plan) - Thornburg Value Fund

      (15.3)   Form of Plan and Agreement Pursuant to Rule 12b-1
               (Class C Distribution Plan) - Thornburg Value Fund


      (19)     Power of attorney from David A. Ater

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 21 to its Registration Statement on Form N-1A as filed on September 1, 1995:

      (11.1) Consent of counsel to be named in registration statement

      (11.2) Consent of independent auditors to be named in registration statement

      (16.1)   Schedule of performance computations - Thornburg
               Intermediate Municipal Fund

      (16.2) Schedule of performance computations - Thornburg New Mexico Intermediate Municipal Fund

      (16.3)   Schedule of performance computations - Thornburg
               Florida Intermediate Municipal Fund

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

The following exhibits is incorporated by reference to the Registrant's post-effective amendment no. 23 to its Registration Statement on Form N-1A as filed on October 3, 1995:

      (11.1) Consent of KPMG Peat Marwick LLP, to be named in registration statement (re Thornburg Value Fund)

      (11.2) Consent of counsel to be named in registration statement (re Thornburg Value Fund)

      (11.3) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement
               (re Thornburg Value Fund)


      (11.4)   Schedule of Total Return Investment Performance -
               Thornburg Management Company, Inc. Investment
               Portfolio with the Report of KPMG Peat Marwick LLP thereon

    The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 24 to its Registration Statement on Form N-1A as filed on December 1, 1995:

     (11.1) Consent of counsel to be named in registration statement (re Thornburg Limited Term Income Funds and Thornburg Intermediate Municipal Funds)

     (11.2) Consent of McGladrey & Pullen, LLP, independent auditors to be named in registration statement
               (re Thornburg Limited Term Income Funds and
               Thornburg Intermediate Municipal Funds)

     (16) Schedules of performance computations (Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal
               Fund)

     (17) Financial Data Schedules (Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg Florida
               Intermediate Municipal Fund)

    The following exhibit is filed herewith:

    (17)       Financial Data Schedule (Thornburg Value Fund)

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 26.      Number of Record Holders of Securities (as of February 29,
              1996).

Title of Series (active series only)                           No. of Holders
------------------------------------                           --------------
Thornburg Limited Term U.S. Government Fund . . . . . . . . . . . . . . 4,306

Thornburg Intermediate Municipal Fund . . . . . . . . . . . . . . . . . 5,447

Thornburg New Mexico Intermediate Municipal Fund. . . . . . . . . . . . 2,742

Thornburg Florida Intermediate Municipal Fund . . . . . . . . . . . . . . 308

Thornburg Limited Term Income Fund. . . . . . . . . . . . . . . . . . . . 930

Thornburg Value Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . 290




Item 27.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the pinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 29.   Principal Underwriters.

     (a)  The principal underwriter for the Registrant will be   Thornburg
Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Fund and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                  Positions and Offices      Positions and Offices
Name              with TSC                   with Registrant


H. Garrett        President and Director      Trustee; President
Thornburg, Jr.

Dawn B. Shapland  Secretary                    Secretary and
                                               Assistant Treasurer
     (c)  Not applicable.

Item 30.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 31.  Management Services.

The registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. It is not believed that this arrangement constitutes a management-related services agreement.

Item 32.  Undertakings.  Not applicable.















































                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 28th day of March, 1996.

         The Registrant hereby represents that this post-effective amendment no. 25 is filed solely for the purpose specified in Rule 485(b)(1)(iv) and that no material event requiring disclosure in the prospectus has occurred since the latest of the three dates specified in Rule 485(b)(2), and that this post-effective amendment no. 25 otherwise meets all the requirements for effectiveness under Rule 485(b).

THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     H. Garrett Thornburg, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer

                 *
------------------------------------------
J. Burchenal Ault, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
Brian J. McMahon, Vice President
and principal accounting and
financial officer

* By: /s/ Charles W. N. Thompson, Jr.
------------------------------------------
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact





                             INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -----------------------------------------------------------------

(17)      Financial Data Statement (Thornburg Value Fund)

                                EXHIBIT 17

     THE SCHEDULE CONTAINS SUMMARY FINANCIAL INFORMATION EXTRACTED FROM UNAUDITED FINANCIAL STATEMENTS OF THORNBURG VALUE FUND FOR THE PERIOD OCTOBER 2, 1995 TO JANUARY 31, 1996, AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH FINANCIAL STATEMENTS.

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 6
   [NAME] THORNBURG VALUE FUND - CLASS A
[MULTIPLIER] 1

[PERIOD-TYPE]                   4-MOS
[FISCAL-YEAR-END]                          SEP-30-1996
[PERIOD-END]                               JAN-31-1996
[INVESTMENTS-AT-COST]                        9,431,164
[INVESTMENTS-AT-VALUE]                       9,770,827
[RECEIVABLES]                                  182,509
[ASSETS-OTHER]                                  54,812
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              10,008,148
[PAYABLE-FOR-SECURITIES]                       295,000
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       43,367
[TOTAL-LIABILITIES]                            338,367
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                     9,348,286
[SHARES-COMMON-STOCK]                          734,660
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                       (37,398)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       339,663
[NET-ASSETS]                                 9,669,781
[DIVIDEND-INCOME]                               71,059
[INTEREST-INCOME]                               12,847
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  33,704
[NET-INVESTMENT-INCOME]                         50,202
[REALIZED-GAINS-CURRENT]                      (37,398)
[APPREC-INCREASE-CURRENT]                      339,663
[NET-CHANGE-FROM-OPS]                          352,467
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (28,925)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        736,605
[NUMBER-OF-SHARES-REDEEMED]                    (4,333)
[SHARES-REINVESTED]                              2,388
[NET-CHANGE-IN-ASSETS]                       8,954,559
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           21,074
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                 66,706
[AVERAGE-NET-ASSETS]                         6,231,244
[PER-SHARE-NAV-BEGIN]                            11.94
[PER-SHARE-NII]                                    .05
[PER-SHARE-GAIN-APPREC]                            .25
[PER-SHARE-DIVIDEND]                             (.05)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.19
[EXPENSE-RATIO]                                   1.55
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 6
   [NAME] THORNBURG VALUE FUND - CLASS C
[MULTIPLIER] 1

[PERIOD-TYPE]                   4-MOS
[FISCAL-YEAR-END]                          SEP-30-1996
[PERIOD-END]                               JAN-31-1996
[INVESTMENTS-AT-COST]                        9,431,164
[INVESTMENTS-AT-VALUE]                       9,770,827
[RECEIVABLES]                                  182,509
[ASSETS-OTHER]                                  54,812
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              10,008,148
[PAYABLE-FOR-SECURITIES]                       295,000
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       43,367
[TOTAL-LIABILITIES]                            338,367
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                     9,348,286
[SHARES-COMMON-STOCK]                           58,750
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                       (37,398)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       339,663
[NET-ASSETS]                                 9,669,781
[DIVIDEND-INCOME]                               71,059
[INTEREST-INCOME]                               12,847
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  33,704
[NET-INVESTMENT-INCOME]                         50,202
[REALIZED-GAINS-CURRENT]                      (37,398)
[APPREC-INCREASE-CURRENT]                      339,663
[NET-CHANGE-FROM-OPS]                          352,467
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      (2,047)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         58,607
[NUMBER-OF-SHARES-REDEEMED]                          0
[SHARES-REINVESTED]                                143
[NET-CHANGE-IN-ASSETS]                         715,222
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           21,074
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                 66,706
[AVERAGE-NET-ASSETS]                         6,231,244
[PER-SHARE-NAV-BEGIN]                            11.94
[PER-SHARE-NII]                                    .04
[PER-SHARE-GAIN-APPREC]                            .23
[PER-SHARE-DIVIDEND]                             (.04)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.17
[EXPENSE-RATIO]                                   2.30
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0